Organization and Summary of Significant Accounting Policies - Intangible Assets (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Sublicense agreement	$ 11,330,000	$ 0
Trademark license	6,030,000	0
Non-compete agreements	270,000	0
Accumulated amortization	0	0
Intangible assets, net	$ 17,630,000	$ 0
Minimum | Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets useful life	11 years 1 month 6 days
Maximum | Licensing Agreements
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets useful life	15 years